Supplemental Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Financial Data [Abstract]
Components of other expense in excess of 1 percent of total interest and non-interest income

Components of other expense in excess of 1 percent of total interest and non-interest income are as follows:

	2012	2011	2010
Amortization of intangibles	4,718	4,248	818
Postage, courier and armored car expense	3,901	2,467	460
Stationery, printing and supplies	2,825	1,810	289
Operational charge-offs	2,463	1,901	87
Travel	2,316	1,586	382